[LETTERHEAD]

October 31, 2006

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica IDEX Mutual Funds
1933 Act File No.:	033-002659
1940 Act File No.:	811-045556
Filer CIK No.:	0000787623

Dear Sir or Madam:

On behalf of Transamerica IDEX Mutual Funds (the “Fund”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the forms of Prospectus and Statement of Additional Information for the Fund dated October 26, 2006 for Class T shares of TA IDEX Transamerica Equity, a separate series of the Fund, otherwise required to be filed under paragraph (c) of Rule 497, would not have differed from the form of Prospectus and Statement of Additional Information contained in the Form N-1A registration statement for the Fund (Post-Effective Amendment No. 82) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on October 26, 2006 via EDGAR (Accession Number 0000950144-06-009833).

Should you have any questions please feel free to contact the undersigned at (727) 299-1821.

Sincerely,

/s/ Dennis P. Gallagher
Senior Vice President, General Counsel
and Secretary

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